Expenses by Nature - Summary of Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by Nature
Cost of sales	R$ 117,258	R$ 80,745	R$ 58,517
Selling expense	199,780	113,270	65,314
General and administrative expenses	191,438	129,754	48,931
Total	508,476	323,769	172,762
Content providing
Expenses by Nature
Cost of sales	61,953	41,551	34,452
Operations personnel
Expenses by Nature
Cost of sales	12,500	11,477	10,979
Inventory reserves
Expenses by Nature
Cost of sales	8,476	7,252	4,481
Freight
Expenses by Nature
Cost of sales	14,569	7,687	4,087
Depreciation and amortization
Expenses by Nature
Cost of sales	15,311	5,869	3,161
Selling expense	23,573	11,939	9,799
General and administrative expenses	9,430	1,786	1,328
Other
Expenses by Nature
Cost of sales	4,449	6,909	1,357
Selling expense	7,772	5,574	4,324
General and administrative expenses	8,302	3,744	6,763
Sales personnel
Expenses by Nature
Selling expense	87,352	49,041	26,721
Sales and marketing
Expenses by Nature
Selling expense	31,208	17,931	9,319
Customer support
Expenses by Nature
Selling expense	30,755	17,274	8,173
Allowance For Doubtful Accounts
Expenses by Nature
Selling expense	17,392	9,588	5,227
Real estate rentals
Expenses by Nature
Selling expense	1,728	1,923	1,751
General and administrative expenses	2,613	3,429	1,625
Corporate personnel
Expenses by Nature
General and administrative expenses	53,443	39,382	24,633
Third party services
Expenses by Nature
General and administrative expenses	43,415	14,269	7,814
Travel expenses
Expenses by Nature
General and administrative expenses	3,439	2,891	2,034
Tax expenses
Expenses by Nature
General and administrative expenses	2,331	2,858	1,716
Software licenses
Expenses by Nature
General and administrative expenses	1,487	1,098	1,128
Share-Based Compensation Plan
Expenses by Nature
General and administrative expenses	R$ 66,978	R$ 60,297	R$ 1,890